Financial risk management - Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash flow hedges | Short
Risk management
Notional amount	€ 1,196	€ 787
Fair value hedges | Short
Risk management
Notional amount	1,579	636
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	2,949	1,620
Forward foreign exchange contracts | Cash flow hedges | USD | Short
Risk management
Notional amount	1,042	268
Forward foreign exchange contracts | Cash flow hedges | GBP | Short
Risk management
Notional amount	209	238
Forward foreign exchange contracts | Cash flow hedges | JPY | Short
Risk management
Notional amount	392	204
Forward foreign exchange contracts | Fair value hedges | USD | Short
Risk management
Notional amount	1,580	705
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | USD | Short
Risk management
Notional amount	1,540	392
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | CNY | Short
Risk management
Notional amount	920	746
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | INR | Short
Risk management
Notional amount	201
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | USD | Long
Risk management
Notional amount	601	313
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | GBP | Long
Risk management
Notional amount		238
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | CNY | Short
Risk management
Notional amount	484
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | JPY | Long
Risk management
Notional amount	500
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | INR | Short
Risk management
Notional amount	219
Designated as hedging instrument | Forward foreign exchange contracts | Cash flow hedges | INR | Long
Risk management
Notional amount		369
Designated as hedging instrument | Forward foreign exchange contracts | Fair value hedges | USD | Long
Risk management
Notional amount	1,580	705
Designated as hedging instrument | Forward foreign exchange contracts | Fair value hedges | GBP | Short
Risk management
Notional amount		52
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | USD | Long
Risk management
Notional amount	1,540	392
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | GBP | Long
Risk management
Notional amount		136
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | CNY | Long
Risk management
Notional amount	920
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | JPY | Long
Risk management
Notional amount		746
Designated as hedging instrument | Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | INR | Long
Risk management
Notional amount	201
Not designated as hedging instrument | Forward foreign exchange contracts | Hedges for interest bearing-liabilities | USD | Short
Risk management
Notional amount	841	1,207
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | USD | Short
Risk management
Notional amount	1,602
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | USD | Long
Risk management
Notional amount		88
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | GBP | Short
Risk management
Notional amount		148
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | CNY | Short
Risk management
Notional amount	938
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | JPY | Short
Risk management
Notional amount		894
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | JPY | Long
Risk management
Notional amount	155
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | INR | Short
Risk management
Notional amount	404
Not designated as hedging instrument | Forward foreign exchange contracts | Exposure from statement of financial position items | INR | Long
Risk management
Notional amount		130
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Short
Risk management
Notional amount		324
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Long
Risk management
Notional amount	1,372
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | GBP | Long
Risk management
Notional amount		120
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | CNY | Long
Risk management
Notional amount	896
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | JPY | Short
Risk management
Notional amount	109
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | JPY | Long
Risk management
Notional amount		714
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Short
Risk management
Notional amount		€ 95
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Long
Risk management
Notional amount	€ 322
Currency risk | Cash flow hedges
Risk management
Hedge ratio	1
Currency risk | Fair value hedges
Risk management
Hedge ratio	1
Currency risk | Hedges on net investment in foreign subsidiaries
Risk management
Hedge ratio	1